UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name :    NEUBERGER BERMAN MANAGEMENT LLC
Address:  605 THIRD AVENUE
          NEW YORK, NEW YORK 10158-3698

13F File Number: 28-595

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral part(s) of this form.


Person signing this report on behalf of Reporting Manager:

Name:  ROBERT CONTI
Title: MANAGING DIRECTOR
Phone: (212) 476-5948
Signature, Place, and Date of signing:
/s/ ROBERT CONTI
New York, New York
February 17, 2009


Report Type (Check only One)

[ ]  13F Holdings Report

[X]  13F Notice

[ ]  13F Combination Report



List of Other Managers reporting for this Manager:
NEUBERGER BERMAN, LLC


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934